Net Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 801	£ 836	£ 694
Total fee and commission expense	(505)	(512)	(414)
Net fee and commission income	296	324	280
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	542	562	478
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	47	78	67
Credit cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	94	95	73
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 118	£ 101	£ 76